CONDENSED STATEMENTS OF CASH FLOWS (unaudited) - Lewis and Clark Pharmaceuticals, Inc. [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net loss	$ (392,776)	$ (373,882)	$ (1,002,343)	$ (852,254)
Adjustments to reconcile net loss to net cash used by operating activities:
Depreciation	2,385	2,109	4,220	3,491
Stock based compensation			154,360	66,866
Change in assets and liabilities:
Prepaid expense			(2,693)	9,034
Accounts payable and accrued expenses	49,339	10,269	75,530	90,581
Cash used in operating activities	(341,052)	(361,504)	(770,926)	(682,282)
Cash flows from investing activities:
Acquisition of equipment			(5,424)	(5,250)
Cash used in investing activities			(5,424)	(5,250)
Cash flows from financing activities:
Repayments of related party loans	800	1,000		(1,000)
Proceeds from convertible notes	25,000	290,000	992,040	301,000
Cash provided by financing activities	25,800	291,000	992,040	300,000
Net increase (decrease) in cash	(315,252)	(70,504)	215,690	(387,532)
Cash, beginning of period	320,946	105,256	105,256	492,788
Cash, end of period	5,694	34,752	320,946	105,256
Supplemental Schedule of Cash Flow Information:
Cash paid for interest
Cash paid for income taxes